Investment Risks	Aug. 01, 2025
Davenport Core Leaders Fund
Prospectus [Line Items]
Risk [Text Block]

The Core Leaders Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Core Leaders Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies, or negative developments affecting certain issuers or industries, such as changes in commodity prices. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can also be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political, and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, and supply chain disruptions. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Core Leaders Fund | Sector Focusand Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus and Holdings Risk. At times, the Fund may emphasize investment in a particular issuer or issuers, or in one or more particular business sectors, which may cause its share price to be more susceptible to the financial, market, or economic events affecting a particular issuer, or industries within a particular sector, than a fund that holds a larger number of stocks, or a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact an issuer or the companies in a particular sector, and may increase the risk of loss to the Fund. As of March 31, 2025, the Fund had 27.9% of the value of its nets assets invested in common stocks within the technology sector. The values of securities in the technology sector may be adversely affected by competitive pressures, short product cycles, aggressive pricing, rapid obsolescence of existing products and technologies, and may be particularly susceptible to hacking and theft of proprietary or consumer information, among other factors. The sectors that the Fund may emphasize will vary from time to time.

Davenport Core Leaders Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The risk of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may also be subject to political, economic, or market instability; tensions or open conflict between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Core Leaders Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, and regulatory developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Davenport Core Leaders Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and subject to the risks that (i) the value of its underlying securities may decline, (ii) the market price of its shares may trade at a discount to its net asset value, or (iii) an active trading market for its shares may not be developed or maintained.

Davenport Core Leaders Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income will be less in the future as inflation decreases the value of money. Unanticipated or persistent inflation may have a material adverse impact on the financial condition or operating results of a company, which may cause the Fund’s share price to decline. Higher interest rates that often accompany or follow periods of higher inflation may cause investors to favor asset classes other than stocks, which may lead to broader market declines that are not necessarily related to the performance of specific companies.

Davenport Core Leaders Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results. A stock with capital appreciation characteristics may have sharp price declines due to decreases in current or expected earnings.

Davenport Core Leaders Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Core Leaders Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Value & Income Fund
Prospectus [Line Items]
Risk [Text Block]

The Value & Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Value & Income Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic conditions, investor perceptions, interest rate changes, political conditions, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political, and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, and supply chain disruptions. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Value & Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may also be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Value & Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, and regulatory developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Davenport Value & Income Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and subject to the risks that (i) the value of its underlying securities may decline, (ii) the market price of its shares may trade at a discount to its net asset value, or (iii) an active trading market for its shares may not be developed or maintained.

Davenport Value & Income Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income will be less in the future as inflation decreases the value of money. Unanticipated or persistent inflation may have a material adverse impact on the financial condition or operating results of a company, which may cause the Fund’s share price to decline. Higher interest rates that often accompany or follow periods of higher inflation may cause investors to favor asset classes other than stocks, which may lead to broader market declines that are not necessarily related to the performance of specific companies.

Davenport Value & Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of selecting securities may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Changes in the dividend policies or capital resources of companies held by the Fund may affect the Fund’s ability to generate income. In addition, a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline. The Fund’s investment style could cause it to underperform relative to funds that use a growth or non-value approach to investing, or funds that have a broader investment style.

Davenport Value & Income Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Value & Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Value & Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Equity Opportunities Fund
Prospectus [Line Items]
Risk [Text Block]

The Equity Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Equity Opportunities Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political, and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, and supply chain disruptions. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Equity Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may also be subject to political, economic, or market instability; tensions or open conflicts between nations, unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Equity Opportunities Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Small and medium capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small and medium capitalization companies may be subject to greater price fluctuations than the securities of large capitalization companies. These risks may be more pronounced for investments in small capitalization companies.

Davenport Equity Opportunities Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and subject to the risks that (i) the value of its underlying securities may decline, (ii) the market price of its shares may trade at a discount to its net asset value, or (iii) an active trading market for its shares may not be developed or maintained.

Davenport Equity Opportunities Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income will be less in the future as inflation decreases the value of money. Unanticipated or persistent inflation may have a material adverse impact on the financial condition or operating results of a company, which may cause the Fund’s share price to decline. Higher interest rates that often accompany or follow periods of higher inflation may cause investors to favor asset classes other than stocks, which may lead to broader market declines that are not necessarily related to the performance of specific companies.

Davenport Equity Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of selecting securities may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results.

Davenport Equity Opportunities Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. As of March 31, 2025, the Fund had 25.3% of the value of its nets assets invested in common stocks within the consumer discretionary sector and 25.5% of the value of its net assets invested in common stocks of companies within the financial sector. The values of securities in the consumer discretionary sector may be adversely affected by changing demographics and consumer preferences, supply chain disruptions, the effects of inflation, and other factors. The values of securities in the financial sector may be adversely affected by price competition, credit market liquidity, interest rate changes, government regulation, and the cost of capital, among other factors. The sectors that the Fund may emphasize will vary from time to time.

Davenport Equity Opportunities Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.

Davenport Equity Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Equity Opportunities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Equity Opportunities Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.
Davenport Small Cap Focus Fund
Prospectus [Line Items]
Risk [Text Block]

The Small Cap Focus Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Small Cap Focus Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political, and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, and supply chain disruptions. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Small Cap Focus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may also be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Small Cap Focus Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income will be less in the future as inflation decreases the value of money. Unanticipated or persistent inflation may have a material adverse impact on the financial condition or operating results of a company, which may cause the Fund’s share price to decline. Higher interest rates that often accompany or follow periods of higher inflation may cause investors to favor asset classes other than stocks, which may lead to broader market declines that are not necessarily related to the performance of specific companies.

Davenport Small Cap Focus Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of security selection may not be successful and the stocks held in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results.

Davenport Small Cap Focus Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Small Cap Focus Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Capitalization Risk. Small capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Davenport Small Cap Focus Fund | R I C Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

RIC Risk. A RIC is managed independently from the Fund and subject to the risks of a decline in the value of the underlying securities it holds or the sectors it is designed to track. An investment in an ETF is subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.

Davenport Small Cap Focus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Small Cap Focus Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Insider Buying Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Insider Buying Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political, and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, and supply chain disruptions. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Insider Buying Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may be subject to foreign currency risk,which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Insider Buying Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. The Fund typically expects to focus its investments in companies having a market capitalization of $5 billion or more at the time of purchase, but may also invest in companies with smaller market capitalizations. The Fund’s share price may be more susceptible to the financial, market, or economic events affecting issuers within its market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, and regulatory developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Davenport Insider Buying Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and subject to the risks that (i) the value of its underlying securities may decline, (ii) the market price of its shares may trade at a discount to its net asset value, or (iii) an active trading market for its shares may not be developed or maintained.

Davenport Insider Buying Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income will be less in the future as inflation decreases the value of money. Unanticipated or persistent inflation may have a material adverse impact on the financial condition or operating results of a company, which may cause the Fund’s share price to decline. Higher interest rates that often accompany or follow periods of higher inflation may cause investors to favor asset classes other than stocks, which may lead to broader market declines that are not necessarily related to the performance of specific companies.

Davenport Insider Buying Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Insider Buying Fund | Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The success of the Fund’s investment program depends largely on the Adviser’s skill in assessing a company’s potential for capital appreciation and the Adviser’s ability to discern if insider purchase activity in a company has favorable investment potential. If the Adviser’s opinion about a company’s capital appreciation or favorable investment potential based upon insider purchase activity is incorrect, a stock may not achieve the price appreciation anticipated by the Adviser and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results. A stock with capital appreciation characteristics may have sharp price declines due to decreases in current or expected earnings.

Davenport Insider Buying Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Insider Buying Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Balanced Income Fund
Prospectus [Line Items]
Risk [Text Block]

The Balanced Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. During a general downturn in the securities markets, the prices of both equity and fixed income investments may decline simultaneously. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Balanced Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may be subject to political, economic, or market instability; tensions or open conflict between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Balanced Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the markets for their products or services, and may not be able to attain the high growth rates of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, and regulatory developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Davenport Balanced Income Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and subject to the risks that (i) the value of its underlying securities may decline, (ii) the market price of its shares may trade at a discount to its net asset value, or (iii) an active trading market for its shares may not be developed or maintained.

Davenport Balanced Income Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of its assets or investment income will be less in the future as inflation decreases the value of money. Unanticipated or persistent inflation may have a material adverse impact on the financial condition or operating results of a company, which may cause the Fund’s share price to decline. Higher interest rates that often accompany or follow periods of higher inflation may cause investors to favor asset classes other than stocks, which may lead to broader market declines that are not necessarily related to the performance of specific companies.

Davenport Balanced Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of selecting securities may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The assumptions by which the Adviser bases its allocation among fixed income and equity securities may not produce the intended results and the Fund’s portfolio securities may not appreciate in value as expected. The allocations among equity and fixed income securities may limit the Fund’s potential for capital appreciation relative to a Fund that invests primarily in equity securities and may contribute to greater volatility than a Fund that invests primarily in fixed income securities.

Davenport Balanced Income Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Balanced Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political, and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, and supply chain disruptions. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political factors, such as internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Davenport Balanced Income Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk. Investments in securities of MLPs involve certain risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. Certain MLP securities may experience limited trading volumes and abrupt or erratic price movements at times. MLPs are considered to be interest-rate sensitive and may not provide attractive returns during periods of interest rate volatility.

MLPs that operate in the energy sector are subject to specific risks, including fluctuations in commodity prices, reduced consumer demand for commodities, extreme weather or natural disasters, regulatory changes, threats of terrorist attacks on energy assets, changes in regulations, or depletion of energy reserves.

Davenport Balanced Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including: interest rates, the maturity of the security, the creditworthiness of an issuer, the liquidity of the security, and general bond market conditions. Interest rate changes may be influenced by government and central banking monetary policy, inflation expectations, general economic conditions and supply and demand. At times there may be an imbalance of supply and demand in the fixed income markets, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency.

●	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Generally, when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. It is difficult to accurately predict the direction and timing of interest rate changes.

●	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates may have on its share price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.

●	Credit Risk. The value of the Fund’s fixed income securities is also dependent on the ability of the issuer to make timely payments of principal or interest on the obligation. Nearly all fixed income securities are subject to credit risk, which may vary depending upon whether the issuer is a corporation, domestic or foreign government, or government agency. A deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due. The issuers of corporate debt obligations rated in the fourth highest category by a nationally recognized rating agency may not be as financially secure as the issuers of higher rated securities. Lower rated fixed income securities are considered to have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. They may also possess a greater risk of default or price changes due to changes in the market’s perceptions of an issuer’s creditworthiness.

●	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for the Fund to sell that security at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds or ETFs may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. Lower rated securities and foreign debt securities may be subject to greater liquidity risk due to the lack of an active market and a reduced number of market participants. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity.

●	Government Securities Risk. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, only by the credit of the issuing U.S. Government agency, instrumentality or corporation or otherwise supported by the United States. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities, or sponsored enterprises if it is not obligated to do so by law. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. Government if the agency, instrumentality, or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. Government to meet its obligations may negatively impact the value of U.S. Government securities held by the Fund. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

●	Mortgage-Related Securities Risk. Mortgage-related securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. Government (including those whose securities are neither guaranteed nor insured by the U.S. Government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable and subject to greater illiquidity risk. Mortgage-related and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Fund to a lower rate of return upon reinvestment of principal.

●	Asset-Backed Securities Risk. Asset-backed securities are backed by assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the structural features such as subordination or overcollateralization and/or provided through credit enhancements by a third party. Asset backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

●	Risks Associated with Credit Ratings. A credit agency’s rating represents the agency’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Davenport Balanced Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Balanced Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Government Street Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The Government Street Equity Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Government Street Equity Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies, or negative developments affecting certain issuers or industries, such as changes in commodity prices. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, and supply chain disruptions. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Government Street Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. ADRs and ETFs that invest in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards, comparable to those in the United States. Foreign security issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements, or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Government Street Equity Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and subject to the risks that (i) the value of its underlying securities may decline, (ii) the market price of its shares may trade at a discount to its net asset value, or (iii) an active trading market for its shares may not be developed or maintained.

Government Street Equity Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Funds are subject to inflation risk, which is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. Unanticipated or persistent inflation may have a material adverse impact on the financial conditions or operating results of a company, which may cause the Fund’s share price to decline. Higher interest rates that often accompany or follow periods of higher inflation may cause investors to favor asset classes other than stocks, which may lead to broader market declines that are not necessarily related to the performance of specific companies.

Government Street Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of selecting securities may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

Government Street Equity Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. As of March 31, 2025, the Fund had 27.2% of its net assets invested in securities within the technology sector. The values of securities in the technology sector may be adversely affected by competitive pressures, short product cycles, aggressive pricing, rapid obsolescence of existing products and technologies, and are particularly susceptible to hacking and theft of proprietary or consumer information, among other factors.

Government Street Equity Fund | Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, and regulatory developments in foreign markets.

Government Street Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Government Street Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Government Street Opportunities Fund
Prospectus [Line Items]
Risk [Text Block]

The Government Street Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Government Street Opportunities Fund | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, and supply chain disruptions. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Government Street Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. ADRs and ETFs that invest in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards, comparable to those in the United States. Foreign security issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements, or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Government Street Opportunities Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. An ETF is managed independently from the Fund and subject to the risks that (i) the value of its underlying securities may decline, (ii) the market price of its shares may trade at a discount to its net asset value, or (iii) an active trading market for its shares may not be developed or maintained.

Government Street Opportunities Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. The Funds are subject to inflation risk, which is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. Unanticipated or persistent inflation may also have a material adverse impact on the financial conditions or operating results of a company, which may cause the Fund’s share price to decline. Higher interest rates that often accompany or follow periods of higher inflation may cause investors to favor asset classes other than stocks, which may lead to broader market declines that are not necessarily related to the performance of specific companies.

Government Street Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of selecting securities may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

Government Street Opportunities Fund | Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

Government Street Opportunities Fund | Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. Mid-cap companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations than the securities of large capitalization companies.

Government Street Opportunities Fund | Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Company Risk. Small capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Government Street Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Government Street Opportunities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Jamestown Equity Fund
Prospectus [Line Items]
Risk [Text Block]

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Jamestown Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
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Market Capitalization Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets. Mid-cap companies may lack the management experience, financial resources or competitive strengths of larger companies.

Jamestown Equity Fund | E T F Risk [Member]
Prospectus [Line Items]
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ETF Risk. An ETF is managed independently from the Fund and subject to the risks that (i) the value of its underlying securities may decline, (ii) the market price of its shares may trade at a discount to its net asset value (“NAV”), or (iii) an active trading market for its shares may not be developed or maintained.

Jamestown Equity Fund | Inflation Risk [Member]
Prospectus [Line Items]
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Inflation Risk. The Fund is subject to inflation risk, which is the risk that the present value of assets or investment income will be less in the future as inflation decreases the value of money. Unanticipated or persistent inflation may have a material adverse impact on the financial conditions or operating results of a company, which may cause the Fund’s share price to decline. Higher interest rates that often accompany or follow periods of higher inflation may cause investors to favor asset classes other than stocks, which may lead to broader market declines that are not necessarily related to the performance of specific companies.

Jamestown Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s method of selecting securities may not be successful and the Fund may underperform the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

Jamestown Equity Fund | Sector Focus Risk [Member]
Prospectus [Line Items]
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Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation, or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time. As of March 31, 2025, the Fund had 31.1% of the value of its net assets invested in common stocks and ETFs within the technology sector. The values of securities in the technology sector may be adversely affected by competitive pressures, short product cycles, aggressive pricing, rapid obsolescence of existing products and technologies, and may be particularly susceptible to hacking and theft of proprietary or consumer information, among other factors.

Jamestown Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies, or negative developments affecting certain issuers or industries, such as changes in commodity prices. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the recent efforts by the U.S. government to re-negotiate many of its global trade relationships and impose significant import tariffs has led to market declines and volatility, and supply chain disruptions. The risks associated with tensions or open conflict between nations, the precarious strategic competitive relationship between the U.S. and China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Jamestown Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Jamestown Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.